RESTRUCTURING, ACQUISITION AND OTHER (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restructuring, Acquisition, And Other [Abstract]
Restructuring and other	$ 365	$ 118
Shaw Transaction-related costs	320	192
Restructuring, acquisition and other	$ 685	$ 310